Expense Example, No Redemption - Class C	Aug. 31, 2025 USD ($)
Allspring Core Plus Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 144
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	811
Expense Example, No Redemption, 10 Years	1,803
Allspring Short-Term High Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	510
Expense Example, No Redemption, 5 Years	885
Expense Example, No Redemption, 10 Years	$ 1,938